Other Operating Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Operating Expense [Abstract]
Depreciation and amortization	$ 38,629	$ 29,410	$ 40,004	$ 40,259
Guarantee fee				217,725
Legal and professional expenses	406,873	928,925	1,276,271	1,520,930
Office related expenses	778,923	228,742	1,131,255	265,928
Travel and entertainment	254,928	215,490	218,618	283,405
Amortization of financing costs				461,945
Total	$ 1,479,353	$ 1,402,567	$ 2,666,148	$ 2,790,192